Derivative Instruments And Hedging Activities	12 Months Ended
May 29, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
We use financial derivatives to manage interest rate and equity-based compensation risks inherent in our business operations. By using these instruments, we expose ourselves, from time to time, to credit risk and market risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes us, which creates credit risk for us. We minimize this credit risk by entering into transactions with high-quality counterparties. We currently do not have any provisions in our agreements with counterparties that would require either party to hold or post collateral in the event that the market value of the related derivative instrument exceeds a certain limit. As such, the maximum amount of loss due to counterparty credit risk we would incur at May 29, 2016, if counterparties to the derivative instruments failed completely to perform, would approximate the values of derivative instruments currently recognized as assets on our consolidated balance sheet. Market risk is the adverse effect on the value of a financial instrument that results from a change in interest rates, commodity prices or the market price of our common stock. We minimize this market risk by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.
During fiscal 2016, in connection with the repayment of our 2017 and 2021 senior notes, we settled our interest-rate swap agreements for a gain of $4.1 million, which was recorded as a component of interest, net in our consolidated statements of earnings and included in the total $106.8 million of costs associated with the pay down of our debt in fiscal 2016. The swap agreements effectively swapped the fixed-rate obligations for floating-rate obligations, thereby mitigating changes in fair value of the related debt prior to maturity. The swap agreements were designated as fair value hedges of the related debt and met the requirements to be accounted for under the short-cut method, resulting in no ineffectiveness in the hedging relationship. During fiscal 2016, 2015 and 2014, $1.7 million, $3.6 million and $2.9 million, respectively, was recorded as a reduction to interest expense related to net swap settlements.
We enter into equity forward contracts to hedge the risk of changes in future cash flows associated with the unvested, unrecognized Darden stock units. The equity forward contracts will be settled at the end of the vesting periods of their underlying Darden stock units, which range between four and five years. The contracts were initially designated as cash flow hedges to the extent the Darden stock units are unvested and, therefore, unrecognized as a liability in our financial statements. As of May 29, 2016, we were party to equity forward contracts that were indexed to 0.9 million shares of our common stock, at varying forward rates between $40.69 per share and $60.60 per share, extending through September 2020. The forward contracts can only be net settled in cash. As the Darden stock units vest, we will de-designate that portion of the equity forward contract that no longer qualifies for hedge accounting, and changes in fair value associated with that portion of the equity forward contract will be recognized in current earnings. We periodically incur interest on the notional value of the contracts and receive dividends on the underlying shares. These amounts are recognized currently in earnings as they are incurred or received.
We entered into equity forward contracts to hedge the risk of changes in future cash flows associated with recognized, cash-settled performance stock units and employee-directed investments in Darden stock within the non-qualified deferred compensation plan. We did not elect hedge accounting with the expectation that changes in the fair value of the equity forward contracts would offset changes in the fair value of the performance stock units and Darden stock investments in the non-qualified deferred compensation plan within general and administrative expenses in our consolidated statements of earnings. As of May 29, 2016, we were party to an equity forward contract that was indexed to 0.1 million shares of our common stock at forward rate of $41.03 per share, can only be net settled in cash and expires in fiscal 2019.

The notional and fair values of our derivative contracts are as follows:

(in millions)	Notional Values		Balance Sheet Location	Fair Values
				Derivative Assets		Derivative Liabilities
	May 29, 2016	May 31, 2015		May 29, 2016	May 31, 2015	May 29, 2016	May 31, 2015
Derivative contracts designated as hedging instruments
Equity forwards	$14.9	$11.4	(1)	$1.2	$0.4	$—	$—
Interest rate related	—	200.0	(1)	—	3.6	—	—
				$1.2	$4.0	$—	$—
Derivative contracts not designated as hedging instruments
Equity forwards	$28.2	$51.7	(1)	$2.6	$1.3	$—	$—
				$2.6	$1.3	$—	$—
Total derivative contracts				$3.8	$5.3	$—	$—

(1)	Derivative assets and liabilities are included in receivables, net, prepaid expenses and other current assets, and other current liabilities, as applicable, on our consolidated balance sheets.

The effects of derivative instruments in cash flow hedging relationships in the consolidated statements of earnings are as follows:

(in millions)	Amount of Gain (Loss) Recognized in AOCI (Effective Portion)			Location of Gain (Loss) Reclassified from AOCI to Earnings	Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)			Location of Gain (Loss) Recognized in Earnings (Ineffective Portion)	(1) Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)
	Fiscal Year				Fiscal Year				Fiscal Year
	2016	2015	2014		2016	2015	2014		2016	2015	2014
Equity	$2.0	$2.1	$(3.5)	(2)	$2.1	$(1.0)	$(0.8)	(2)	$0.9	$1.1	$1.4
Interest rate	—	—	—	Interest, net	(37.4)	(45.7)	(10.3)	Interest, net	—	—	—
	$2.0	$2.1	$(3.5)		$(35.3)	$(46.7)	$(11.1)		$0.9	$1.1	$1.4

(1)
Generally, all of our derivative instruments designated as cash flow hedges have some level of ineffectiveness, which is recognized currently in earnings. However, as these amounts are generally nominal and our consolidated financial statements are presented “in millions,” these amounts may appear as zero in this tabular presentation.

(2)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is restaurant labor expenses and general and administrative expenses.

The effects of derivatives not designated as hedging instruments in the consolidated statements of earnings are as follows:

(in millions)	Location of Gain (Loss) Recognized in Earnings	Amount of Gain (Loss) Recognized in Earnings
		Fiscal Year
		2016	2015	2014
Equity forwards	Restaurant labor expenses	$3.9	$4.0	$(0.5)
Equity forwards	General and administrative expenses	7.5	9.2	(1.3)
		$11.4	$13.2	$(1.8)

Based on the fair value of our derivative instruments designated as cash flow hedges as of May 29, 2016, we expect to reclassify $0.3 million of net gains on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months based on the maturity of equity forward contracts. However, the amounts ultimately realized in earnings will be dependent on the fair value of the contracts on the settlement dates.